UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                       INVESTMENT COMPANIES

          Investment Company Act file number:  811-9521

                      MANAGERS AMG FUNDS
        (Exact name of registrant as specified in charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
       (Address of principal executive offices)  (Zip code)


                     The Managers Funds LLC
         40 Richards Avenue, Norwalk, Connecticut 06854
             (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:        OCTOBER 31, 2003

Date of reporting period:       APRIL 30, 2003


ITEM 1.  REPORT TO SHAREHOLDERS
===============================================================

		   [Logo omitted]
		 MANAGERS AMG FUNDS

			RORER
			-----
		Asset Management, LLC


		Rorer Large-Cap Fund
		--------------------
		 Rorer Mid-Cap Fund
		 ------------------




		Semi-Annual Report
		  April 30, 2003

		RORER LARGE-CAP FUND
		 RORER MID-CAP FUND


		Semi-Annual Report
		  April 30, 2003
		    (unaudited)


		TABLE OF CONTENTS


							Begins
							on Page
							-------
Letter to Shareholders					 1

Average Annual Total Returns				 2
  Complete Performance table for both Funds

Summary of Industry Weightings and Top Ten Holdings	 3

Schedules of Portfolio Investments			 4
  Detailed portfolio listings by security type and
   industry sector, as valued at April 30, 2003


Financial Statements:

 Statements of Assets and Liabilities			 8
  Fund balance sheets, net asset value (NAV) per share
   computation and cumulative undistributed amounts

 Statements of Operations				 9
  Detail of sources of income, Fund expenses and
   realized and unrealized gains (losses) during
   the period

 Statements of Changes in Net Assets			10
  Detail of changes in Fund assets for the period

Financial Highlights					12
 Net asset value, total return, expense ratios,
  turnover ratio and net assets

Notes to Financial Statements				14
 Accounting and distribution policies, details of
  agreements and transactions with Fund management and
  affiliates


Letter to Shareholders
----------------------
Dear Fellow Shareholders:

Few people realize that the old Chinese greeting "May you live in interesting times." was originally meant to be a curse. The past six months have been very interesting indeed, and its doubtful that anyone will ever look back upon this period as being "the good old days." However, at least a few things have improved over the past couple of months.

For much of 2002, the markets were forced to digest an everincreasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts.
As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. As military operations commenced in Iraq and proceeded rather quickly to a resolution, at least one large block of uncertainty was lifted and the stock market reacted accordingly. In addition, first quarter earnings results in general seemed to come in better than expected, although it is clear that expectations were extremely conservative. Although there werea few exceptions, the earnings improvements by and large, seem to have been a result of successful cost cutting as opposed to top line growth. Nevertheless, this all provided a strong market rally in April that continued into May.

For the six months ended April 30, 2003, Rorer Large-Cap Fund and Rorer Mid-Cap Fund returned 0.00% and 3.13%, respectively. For the same period, the Funds' primary benchmarks, the S&P 500 index and the S&P 400 index returned 4.48% and 3.98%, respectively. A table displaying the returns for both Funds over various trailing periods is located on page 2. The Large-Cap Fund's return to even for the period, and the Mid-Cap Fund's rebound into positive returns were achieved almost exclusively in the final six weeks of the period as it became clear that the U.S. led coalition's military objectives would be met swiftly. While we are hopeful that investors will reorient their focus toward companies with fundamental strength, currently it still seems as if stocks are reacting to the news of the moment. Although many uncertainties remain, as companies have been able to significantly reduce their cost structures, even modest improvements in the top line should translate into solid earnings growth. The timing and strength of an economic recovery remain uncertain.

Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.

Sincerely,

[Signature omitted]


Peter M. Lebovitz
President
Managers AMG Funds

------------------------------------------------------------------
Managers AMG Funds
Average Annual Total Returns (unaudited)
------------------------------------------------------------------


			Total Returns Before Taxes
			--------------------------
			Periods ended April 30, 2003


			Six 	  One 	    Since 	Inception
			Months    Year 	   Inception 	  Date
			--------- -------- ---------    ---------
Rorer Large-Cap 	0.00% (1) (17.69)% (14.01)% 	Dec-01
S&P 500 Index 		4.48% 	  (13.31)% (13.85)%

Rorer Mid-Cap 		3.13% 	   (9.99)%  (3.32)% 	Dec-01
S&P 400 Index 		3.98% 	  (17.51)%  (8.37)%

			Periods ended March 31, 2003

			Six 	  One 	    Since 	Inception
			Months    Year 	   Inception 	  Date
			--------- -------- ---------    ---------
Rorer Large-Cap 	(4.03)%   (25.59)% (19.09)% 	Dec-01
S&P 500 Index 		(3.15)%   (24.76)% (19.76)%

Rorer Mid-Cap 		  0.68%   (16.60)%  (8.76)% 	Dec-01
S&P 400 Index 		(4.43)%   (23.45)% (13.71)%






Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersamg.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., member NASD.

(1) Rounds to less than 0.01%

------------------------------------------------------------------
Managers AMG Funds
Summary of Industry Weightings as of April 30, 2003 (unaudited)
------------------------------------------------------------------



			Rorer		S&P 500		Rorer		S&P 400
Major Sectors		Large-Cap Fund	Index		Mid-Cap Fund	Index
-----------------------	--------------	---------------	---------------	-----------
Consumer Discretionary 	16.0 % 		14.1 % 		15.9 % 		16.9 %
Consumer Staples 	 8.9 		 8.7 		 3.6 		 5.0
Energy 			 6.3 		 5.8 		 5.9 		 7.0
Financials 		24.2 		20.8 		15.6 		20.4
Health Care 		14.1 		15.1 		18.2 		13.4
Industrials 		12.5 		11.2 		15.1 		13.2
Information Technology 	10.4 		15.0 		 6.7 		12.2
Telecommunication
 Services 		 2.6 		 3.7 		 3.0 		 0.5
Utilities 		 0.0 		 3.0 		 6.3 		 6.9
Other- Cash Equivalent 	 5.0 		 2.6		 9.7		 4.5



------------------------------------------------------------------
Top Ten Holdings as of April 30, 2003 (unaudited)
------------------------------------------------------------------



	Rorer Large-Cap Fund			Rorer Mid-Cap Fund
--------------------------------------	----------------------------------
			% Fund					% Fund
			------					------
Marsh & McLennan Cos.,
 Inc.* 			5.0 		Legg Mason, Inc.* 	4.9
PepsiCo, Inc.* 		4.9 		Equitable Resources,
					 Inc.* 			4.7
Bank of America Corp.* 	4.4 		Norfolk Southern Corp.* 4.5
Viacom, Inc.* 		4.4 		Capital One Financial
					 Corp. 			4.3
MBNA Corp.* 		4.3 		Devon Energy Corp.* 	4.0
Comcast Corp. - Class A 4.0 		Liz Claiborne, Inc.* 	4.0
Johnson & Johnson 	3.7 		L-3 Communications
					 Holdings 		3.9
Hewlett-Packard Co.* 	3.6 		Caremark Rx, Inc. 	3.7
Microsoft Corp. 	3.4 		CheckFree Corp. 	3.7
General Electric Co. 	3.2 		Barr Laboratories, Inc. 3.6
			------					------
Top Ten as a Group 	40.9 		Top Ten as a Group 	41.3
			======					======


* Top Ten Holding at October 31, 2002

------------------------------------------------------------------
Rorer Large-Cap Fund
Schedule of Portfolio Investments
April 30, 2003 (unaudited)
------------------------------------------------------------------



					Shares 		Value
Common Stocks - 95.0%
 Consumer Discretionary - 16.0%
  Comcast Corp. - Class A* 		1,210 	       $ 36,373
  Costco Wholesale Corp.* 		  805 		 27,877
  Lowe's Co., Inc. 			  270		 11,850
  Newell Rubbermaid, Inc.		  270		  8,230
  Target Corp.				  570		 19,061
  Viacom, Inc.*				  920		 39,937
							-------
     Total Consumer Discretionary 			143,328
							-------
 Consumer Staples - 8.9%
  CVS Corp. 				  495		 11,984
  PepsiCo, Inc.				1,015		 43,929
  Procter & Gamble Co., The		  270		 24,260
							-------
     Total Consumer Staples				 80,173
							-------
 Energy - 6.3%
  ChevronTexaco Corp.			  340		 21,355
  ConocoPhillips			  340		 17,102
  ExxonMobil Corp.			  525		 18,480
							-------
     Total Energy					 56,937
							-------
 Financials - 24.2%
  American International Group, Inc.	  470		 27,237
  Bank of America Corp.			  535		 39,617
  Citigroup, Inc.			  610		 23,943
  JP Morgan Chase & Co.			  480		 14,088
  Marsh & McLennan Cos., Inc.		  960		 45,772
  MBNA Corp. 				2,030		 38,367
  US Bancorp				1,270		 28,131
							-------
     Total Financials				        217,155
							-------
 Health Care - 14.1%
  Cardinal Health, Inc.			  515		 28,469
  HCA - The Healthcare Co.		  800		 25,680
  Johnson & Johnson			  590		 33,252
  Pfizer, Inc.				  580		 17,835
  Wyeth					  495		 21,547
							-------
     Total Health Care 					126,783
							-------
 Industrials - 12.5%
  General Dynamics Corp.		  255		 15,828
  General Electric Co.			  975		 28,714
  Raytheon Co.				  865		 25,889
  Southwest Airlines Co.		  965		 15,401
  United Technologies Corp.		  430		 26,578
							-------
     Total Industrials 					112,410
							-------
 Information Technology - 10.4%
  Cisco Systems, Inc.* 			1,540		 23,162
  EMC Corp.*				  765		  6,954
  Hewlett-Packard Co. 			2,020		 32,926
  Microsoft Corp.* 			1,180		 30,173
							-------
      Total Information Technology			 93,215
							-------

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Rorer Large-Cap Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------



					Shares 		Value

 Telecommunication Services - 2.6%
  Nextel Communications, Inc.* 		1,560	      $  23,072

Total Common Stocks
(cost $842,059) 					853,073
							-------
Other Investment Company - 5.2%
 JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.11%**
  (cost $46,654) 		       46,654 		 46,654

Total Investments - 100.2%
 (cost $888,713) 					899,727
							-------
Other Assets, less Liabilities - (0.2)% 		(1,907)
							-------
Net Assets - 100.0% 				      $ 897,820
							=======


Note: Based on the cost of investments of $888,713 for Federal income tax purposes at April 30, 2003, the aggregate gross unrealized appreciation and depreciation were $35,191 and $24,177, respectively, resulting in net unrealized appreciation of investments of $11,014.

* Non-income-producing securities.

** Yield shown for the investment company represents the April
30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Rorer Mid-Cap Fund
Schedule of Portfolio Investments
April 30, 2003 (unaudited)
------------------------------------------------------------------


					Shares 		Value

Common Stocks - 90.3%
 Consumer Discretionary - 15.9%
  Liz Claiborne, Inc.			  415	      $	13,500
  Ltd Brands				  689		10,018
  Newell Rubbermaid, Inc.		  220 		 6,706
  Outback Steakhouse, Inc.		  265		 9,471
  Park Place Entertainment Corp.* 	1,105		 8,221
  Staples, Inc.*			  260		 4,950
							------
     Total Consumer Discretionary 			52,866
							------
 Consumer Staples - 3.6%
  Coca-Cola Enterprises, Inc.		  365		 7,114
  Estee Lauder Companies, Inc.		  150		 4,875
							------
     Total Consumer Staples 				11,989
							------
 Energy - 5.9%
  Devon Energy Corp.			  285 		13,466
  Kerr-McGee Corp.			  145		 6,106
							------
     Total Energy 					19,572
							------
 Financials - 15.6%
  Capital One Financial Corp.		  340 		14,236
  Legg Mason, Inc.			  305 		16,561
  Loew's Corp.				  255 		10,524
  T Rowe Price Group Inc.		  345		10,529
							------
     Total Financials 					51,850
							------
 Health Care - 18.2%
  AmerisourceBergen Corp.		  160 		 9,256
  Barr Laboratories, Inc.*		  217 		12,065
  Beckman Coulter, Inc.	(1)        	  305	        11,855
  Caremark Rx, Inc.*			  625		12,445
  Health Management Associates, Inc.*	  475		 8,104
  Quest Diagnostics*			  115		 6,871
							------
      Total Health Care 				60,596
							------
 Industrials - 15.1%
  CheckFree Corp.*			  445 		12,269
  L-3 Communications Holdings, Inc.*	  295 		13,098
  Norfolk Southern Corp.		  710 		15,059
  Pall Corp.				  470		 9,926
							------
      Total Industrials 				50,352
							------
 Information Technology - 6.7%
  Electronic Arts, Inc.*		  170		10,076
  Lexmark International, Inc.*		  100		 7,451
  Linear Technology Corp.		  140		 4,826
							------
      Total Information Technology 			22,353
							------
 Telecommunication Services - 3.0%
  Nextel Communications, Inc.*		  675		 9,983
							------
 Utilities - 6.3%
  Equitable Resources, Inc.		  405		15,560




The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Rorer Mid-Cap Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------



					Shares 		Value
 Utilities (continued)
  Williams Companies, Inc.		  780	      $  5,421
							------
      Total Utilities 					20,981
							------
Total Common Stocks
  (cost $280,086) 				       300,542
						       -------
Other Investment Companies - 13.8% (2)
  JPMorgan Prime Money Market Fund,
   Institutional Class Shares, 1.11%   34,045 		34,045
  Bank of New York Institutional Cash
   Reserves Fund, 1.34% (3) 	       12,001 		12,001
     Total Other Investment Companies
      (cost $46,046) 					46,046

Total Investments - 104.1%
  (cost $326,132) 				       346,588
						       -------
Other Assets, less Liabilities - (4.1)% 	      (13,767)
						       -------
Net Assets - 100.0% 				     $ 332,821
						       =======


Note: Based on the cost of investments of $326,132 for Federal income tax purposes at April 30, 2003, the aggregate gross unrealized appreciation and depreciation were $29,881 and $9,425, respectively, resulting in net unrealized appreciation of investments of $20,456.

* Non-income-producing securities.

(1) Some or all of these shares, amounting to a market value of $11,855, or 3.6% of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the April 30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in this short-term investment.


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Managers AMG Funds
Statements of Assets and Liabilities
April 30, 2003 (unaudited)
------------------------------------------------------------------


					Rorer		Rorer
					Large-Cap	Mid-Cap
					Fund		Fund
					----------	----------
Assets:
-------
 Investments at value		       $897,727	       $346,588
 Receivable due from Advisor		  3,510		  4,037
 Dividends, interest and other
  receivables				    843		    146
 Prepaid expenses			  7,826		  7,751
					-------		-------
   Total assets				911,906		358,522
					-------		-------

Liabilities:
------------
 Payable upon return of securities loaned  -		 12,001
 Payable for Fund shares repurchased	    165		    -
 Accrued expenses:
  Distribution fees 			    175 	     65
  Professional fees 			  4,550		  4,569
  Transfer agent			  2,017		  2,084
  Custodian				  6,342		  6,125
  Other					    837		    857
					 ------		 ------
    Total liabilities			 14,086		 25,701
					 ------		 ------

Net Assets			       $897,820        $332,821
				       ========	       ========

Shares outstanding			110,334		 34,862
					-------		-------
Net asset value, offering and redemption
 price per share 			  $8.14		  $9.55
				       ========	       ========
Net Assets Represent:
---------------------
 Paid-in capital		       $930,972	       $339,951
 Undistributed net investment income
  (loss)				    234		 (1,157)
 Accumulated net realized loss from
  investments				(44,400)	(26,429)
 Net unrealized appreciation of
  investments				 11,041		 20,456
					-------		-------
Net Assets			       $897,820	       $332,821
				       ========	       ========

Investments at cost		       $888,713	       $326,132
				       --------	       --------



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Managers AMG Funds
Statements of Operations
For the six months ended April 30, 2003 (unaudited)
------------------------------------------------------------------


					Rorer		Rorer
					Large-Cap	Mid-Cap
					Fund		Fund
					----------	----------

Investment Income:
------------------
 Dividend income			$3,929 		$1,228
 Interest income 			   477 		   181
 Securities lending fees 		   - 		     2
					------		------
     Total investment income 		 4,406		 1,411
					------		------
Expenses:
---------
 Investment advisory and management
  fees					 2,609		 1,269
 Distribution fees			   767		   373
 Transfer agent fees 			 8,448		 8,570
 Registration fees			 7,591		 7,545
 Custodian fees				 6,799		 6,356
 Professional fees			 3,615		 3,624
 Printing				   223		   221
 Miscellaneous				   115		    90

    Total expenses before offsets 	30,167 		28,048
					------		------
Less: Expense reimbursements 	       (25,870)        (25,959)

    Net expenses			 4,297		 2,089
					------		------
    Net investment income (loss)	   109		  (678)
					------		------
Net Realized and Unrealized Gain (loss):
----------------------------------------
 Net realized loss on investments      (15,504)        (13,898)
 Net unrealized appreciation of
   investments 				32,546 		25,488
 Net realized and unrealized gain 	17,042 		11,590
					------		------
Net Increase in Net Assets
 Resulting from Operations 	       $17,151 	       $10,912
				       =======         =======


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Rorer Large-Cap Fund
Statements of Changes in Net Assets
------------------------------------------------------------------



					For the
				    six months ended	   For the
				     April 30, 2003	period * ended
				      (unaudited)	October 31, 2002
				   ------------------	-----------------
Increase (Decrease) in Net Assets
 From Operations:
---------------------------------
  Net investment income		    $	  109 		$      126
  Net realized loss on investments    (15,504) 		   (28,896)
  Net unrealized appreciation
   (depreciation) of investments       32,546 		   (21,532)
				     --------             --------
    Net increase (decrease) in net
     assets resulting from operations  17,151 		   (50,302)
				     --------             --------
From Capital Share Transactions:
--------------------------------
  Proceeds from the sale of shares    465,264 		   483,831
  Cost of shares repurchased 	       (5,286) 		   (12,838)
				     --------             --------
     Net increase from capital share
      transactions 		      459,978 		   470,993
				     --------             --------
       Total increase in net assets   477,129 		   420,691
				     --------             --------
Net Assets:
-----------
 Beginning of period 		      420,691 		      -
				     --------             --------
 End of period 			     $897,820 		  $420,691
				     ========             ========
 End of period undistributed
  net investment income 	     $    234 		  $    126
				     ========             ========
Share Transactions:
 Sale of shares 		       59,300 		    53,025
 Shares repurchased 			 (631) 		    (1,360)
				     --------             --------
  Net increase in shares 	       58,669		    51,665
				     --------             --------


* Commencement of operations was December 19, 2001.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Rorer Mid-Cap Fund
Statements of Changes in Net Assets
------------------------------------------------------------------



					For the
				    six months ended	   For the
				     April 30, 2003	period * ended
				      (unaudited)	October 31, 2002
				   ------------------	-----------------
Increase (Decrease) in Net Assets
 From Operations:
  Net investment loss 		    $      (678) 	$       (479)
  Net realized loss on investments 	(13,898) 	     (12,532)
  Net unrealized appreciation
   (depreciation) of investments 	 25,488 	      (5,032)
					--------	   ----------
     Net increase (decrease) in net assets
      resulting from operations 	 10,912		     (18,043)
					--------	   ----------
 From Capital Share Transactions:
  Proceeds from the sale of shares	 51,264 	     305,778
  Cost of shares repurchased 		(14,856) 	      (2,234)
					--------	   ----------
     Net increase from capital share
      transactions			 36,408 	     303,544
					--------	   ----------
      Total increase in net assets	 47,320 	     285,501
					--------	   ----------
Net Assets:
 Beginning of period 			285,501 		-
					--------	   ----------
 End of period 			      $ 332,821 	   $ 285,501
					========	   ==========
End of period undistributed
 net investment income (loss) 	      $  (1,157) 	   $    -
					========	   ==========
Share Transactions:
 Sale of shares 			  5,669 	      31,088
 Shares repurchased			 (1,652)		(243)
					--------	   ----------
    Net increase in shares		  4,017 	      30,845
					--------	   ----------

* Commencement of operations was December 19, 2001.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Rorer Large-Cap Fund
Financial Highlights
For a share of capital stock outstanding throughout each period
------------------------------------------------------------------


					For the
				    six months ended	   For the
				     April 30, 2003	period * ended
				      (unaudited)	October 31, 2002
				   ------------------	-----------------

Net Asset Value, Beginning of Period 	$8.14 		    $10.00
					------		    -------
Income from Investment Operations:
 Net investment income 			 0.00 (a) 	      0.00 (a)
Net realized and unrealized gain (loss)
 on investments				 0.00 		     (1.86)
					------		    -------
     Total from investment operations	 0.00 		     (1.86)
					------		    -------
Net Asset Value, End of Period 		$8.14 		     $8.14
					======		    =======

Total Return (b)        		0.00% (c) 	    (18.60)% (c)

Ratio of net expenses to average net
 assets					1.40% (d) 	       1.40% (d)

Ratio of net investment income to
 average net assets			0.04% (d) 	       0.06% (d)

Portfolio turnover			  11% (c)		 36% (c)

Net assets at end of period (000's
  omitted) 				$898 			$421
--------------------------------------------------------------------------
Expense Offsets (e)
-------------------
Ratio of total expenses to average net
 assets					9.83% (d) 	       25.01% (d)

Ratio of net investment loss to average
 net assets 			       (8.39)% (d) 	      (23.55)% (d)
--------------------------------------------------------------------------



* Commencement of operations was December 19, 2001.

(a) Rounds to less than $0.01.
(b) Total return and net investment income would have been lower had certain expenses not been reduced.
(c) Not annualized.
(d) Annualized.
(e) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

------------------------------------------------------------------
Rorer Mid-Cap Fund
Financial Highlights
For a share of capital stock outstanding throughout each period
------------------------------------------------------------------


					For the
				    six months ended	   For the
				     April 30, 2003	period * ended
				      (unaudited)	October 31, 2002
				   ------------------	-----------------
Net Asset Value, Beginning of Period	$9.26               $10.00
					------		    -------
Income from Investment Operations:
 Net investment loss			(0.03) 		     (0.02)
Net realized and unrealized gain (loss)
 on investments 			 0.32 		     (0.72)
					------		    -------
    Total from investment operations     0.29 		     (0.74)
					------		    -------
Net Asset Value, End of Period 		$9.55 		     $9.26
					======		    =======

Total Return (a) 			 3.13% (b) 	     (7.40)% (b)

Ratio of net expenses to average net
 assets					 1.40% (c)	      1.40% (c)

Ratio of net investment loss to average
 net assets				(0.45)% (c)	     (0.25)% (c)

Portfolio turnover 			   31% (b) 		58% (b)

Net assets at end of period (000's
 omitted) 				 $333 		      $286
--------------------------------------------------------------------------
Expense Offsets (e)
-------------------
Ratio of total expenses to average
 net assets				 18.79% (c)	      28.79% (c)

Ratio of net investment loss to average
 net assets 				(17.85)% (c) 	     (27.64)% (c)
--------------------------------------------------------------------------



* Commencement of operations was December 19, 2001.

(a) Total return and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

------------------------------------------------------------------
Notes to Financial Statements
April 30, 2003
------------------------------------------------------------------
(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Rorer Large-Cap Fund ("Large-Cap") and Rorer Mid-Cap Fund ("Mid-Cap") (each a "Fund" and collectively the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the Bank of New York ("BNY") whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
to each Fund. For the period ended April 30, 2003, the custodian expenses were not reduced under this arrangement.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
At April 30, 2003, Large-Cap and Mid-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $28,766 and $12,532, respectively, expiring October 31, 2010.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2003, certain shareholders and one affiliated account each held greater than 10% of the outstanding shares of the Funds as follows:
Large-Cap - one owns 13%; and Mid-Cap - two own 66%.

(h) Repurchase Agreements
-------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC.
The Funds' investment portfolios are managed by Rorer Asset Management, LLC ("Rorer"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Rorer with respect to each of the Funds. AMG indirectly owns a majority interest in Rorer.
Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

Each Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets. The Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of each Fund for its services as sub-advisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least
March 1, 2004, to waive fees and pay or reimburse the Funds to the extent that the total operating expenses exceed 1.40% of that Fund's average daily net assets. The Funds are obligated to repay the Investment Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.40% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the period December 19, 2001 (commencement of operations) to April 30, 2003, the Investment Manager reimbursed Large-Cap $77,590 and Mid-Cap $77,805.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

The Funds have entered into a distribution agreement with MDI to act as distributor of the Funds. The Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2003, for Large-Cap were $526,093 and $69,008, respectively, and for Mid-Cap were $105,525 and $94,936, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

(4) Portfolio Securities Loaned
-------------------------------
Each Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities, or other short term investments. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds and other short-term investments by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund lending the security, according to agreed-upon rates.

			  [Logo omitted]


			Managers AMG Funds


Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
Rorer Asset Management, LLC
1650 Market Street, Suite 5100
Philadelphia, Pennsylvania 19103

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


			 www.managersamg.com
			www.managersfunds.com

ITEM 2.  CODE OF ETHICS
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEMS 4-6.  [RESERVED]
===============================================================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===============================================================


ITEM 9.  CONTROLS AND PROCEDURES
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.


ITEM 10. EXHIBITS
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:     /s/ Peter M. Lebovitz
        ----------------------------
        Peter M. Lebovitz, President


Date:   June 20, 2003
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Peter M. Lebovitz
        ----------------------------
	Peter M. Lebovitz, President


Date:   June 20, 2003
        --------------


By:     /s/ Galan G. Daukas
        ----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:   June 20, 2003
        --------------